Reportable Segments (Details) - Schedule of segments based on operational measures, including revenues, net income and capital expenditures - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue, third party	$ 6,781,469	$ 2,592,761
Intersegment revenue
Total revenue	6,781,469	2,592,761	$ 6,523,246
Net income (loss)	(10,429,496)	(1,216,798)
Additions to property and equipment and construction in progress	88,135,624	9,231,665
June 30, 2021
Goodwill	2,754,438		2,754,438
Total Assets	192,373,691		74,280,767
GCES [Member]
Segment Reporting Information [Line Items]
Revenue, third party	3,722,765	2,592,761
Intersegment revenue	359,220	535,742
Total revenue	4,081,985	3,128,503	9,007,761
Net income (loss)	(913,655)	461,460
Additions to property and equipment and construction in progress
June 30, 2021
Goodwill	2,754,438		2,754,438
Total Assets	4,367,036		6,026,243
RNG [Member]
Segment Reporting Information [Line Items]
Revenue, third party	821,224
Intersegment revenue	76,378
Total revenue	897,602
Net income (loss)	(8,353,578)	(1,486,367)
Additions to property and equipment and construction in progress	88,135,624	9,231,665
June 30, 2021
Goodwill
Total Assets	186,268,119		68,254,524
REG [Member]
Segment Reporting Information [Line Items]
Revenue, third party	2,237,480
Intersegment revenue
Total revenue	2,237,480
Net income (loss)	(1,157,406)
Additions to property and equipment and construction in progress
June 30, 2021
Goodwill
Total Assets	1,738,536
Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Revenue, third party
Intersegment revenue	(435,598)	(535,742)
Total revenue	(435,598)	(535,742)	(2,484,515)
Net income (loss)	(4,857)	(191,891)
Additions to property and equipment and construction in progress
June 30, 2021
Goodwill
Total Assets